SCHEDULE OF DEFERRED REVENUE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Current	$ 1,134,535	$ 1,478,430	$ 728,749
Non-current	510,825	39,733	224,797
Deferred revenue	$ 1,645,360	$ 1,518,163	$ 953,546	$ 28,951